[ FRONT COVER ]



                    [ WOODWARD FUNDS LOGO ART AND LOGOTYPE ]

                               -----------------
                                 Annual Report
                               December 31, 1995
                               -----------------

                           Woodward Money Market Fund
                            Woodward Government Fund
                      Woodward Treasury Money Market Fund
                     Woodward Tax-Exempt Money Market Fund
                 Woodward Michigan Tax-Exempt Money Market Fund


                               Investment Adviser

                              [ NBD BANK LOGOTYPE ]

                           24 Hour yield information:
                        Purchase and Redemption orders:
                                 (800) 688-3350

To Our Woodward Shareholders:

      The fourth quarter of 1995 provided strong results in the equity and bond markets with total returns of 6 percent for the Standard and Poor's (S&P) and 4.3 percent for the Lehman Aggregate Bond Index. These results capped an exceptional year which provided total returns of 37.5 percent for the S&P,
31.7 percent for the Russell 2500 (a proxy for smaller companies) and 18.5 percent for the Lehman Aggregate Bond Index. Foreign markets, as measured by the EAFE Index, provided good absolute returns of 11.2 percent, but failed to keep up with the exceptional U.S. market. In fact, S&P 500 results were the third highest since 1948 and the highest since 1958; the overall bond results were also the third highest, in this case since the mid 1970s.

      The Woodward money market funds had an excellent year with all funds finishing in the top quartile of their respective IBC/Donoghue's peer groups. The funds maintained their exceptional credit quality throughout the year and profited from a strategy of maintaining slightly longer-weighted average maturities as compared to their peer groups.

      The Woodward bond funds again exceeded their respective benchmarks in the fourth quarter, providing exceptional 1995 results. The Bond Fund generated a total return of 23.8 percent, while the Intermediate Bond Fund provided results of 19.5 percent. The two funds ranked at the top of their respective fund categories for the year. The Short Bond Fund provided a total return of 10.1 percent, modestly below its benchmark but well above cash alternatives.

      The Woodward equity funds had a solid fourth quarter with a number of the funds exceeding their peer groups. Generally, the results for the Woodward equity funds for the year provided very high absolute results; they moderately lagged peer managers and came up somewhat short of the broader indices. The Woodward Growth/Value, Capital Growth and International Equity funds had good fourth quarters. This helped the Growth/Value and Capital Growth Funds close the gap with their peers for the year, while the International Equity Fund provided good comparative returns on an annual basis. The Opportunity and Intrinsic Value Funds lagged their respective benchmarks for the quarter and the year. We look to 1996 to improve relative equity performance which, coupled with our strong bond results, should provide our clients continued success with their investments.

      During the year, NBD Bancorp, Inc. merged with First Chicago Corporation. We were pleased that the investment management effort of the joint organization has been identified as a primary business of the Bank and that substantial resources have been allocated to the business. We look forward to melding the two organization's considerable strengths and providing our clients with a measurably enhanced research and fund management group.

      Thank you for your continued support and we hope you find this report useful and informative.

                                                   Sincerely,

                                                   /s/ Earl I. Heenan, Jr.
                                                   -----------------------
                                                   Earl I. Heenan, Jr.

                               THE WOODWARD FUNDS
                               MONEY MARKET FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 1995

                                                  MONEY MARKET
                                                      FUND
                                                  ------------
ASSETS:
Investment in securities:
    At cost                                      $1,619,765,599
                                                 ==============
    At amortized cost (Note 2)                   $1,624,604,821
Cash                                                        109
Interest receivable                                  16,341,428
Deferred organization costs, net (Note 2)                    --
Prepaids and other                                      298,771
                                                 --------------
        TOTAL ASSETS                              1,641,245,129
                                                 --------------
LIABILITIES:
Payable for securities purchased                             --
Accrued investment advisory fee                         743,967
Accrued distribution fees                                16,841
Accrued custodial fee                                     2,795
Dividends payable                                       738,061
Accounts payable and accrued expenses                    48,651
                                                 --------------
        TOTAL LIABILITIES                             1,550,315
                                                 --------------
        NET ASSETS                               $1,639,694,814
                                                 ==============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)          $  163,969,481
Additional paid-in capital                        1,475,725,333
                                                 --------------
        TOTAL NET ASSETS                         $1,639,694,814
                                                 ==============
Net asset value and redemption price per share   $         1.00
                                                 ==============

                See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                               MONEY MARKET FUNDS
                 STATEMENTS OF ASSETS AND LIABILITIES (Continued)
                               December 31, 1995

                                                                                                MICHIGAN
                                                                  TREASURY      TAX-EXEMPT     TAX-EXEMPT
                                                 GOVERNMENT     MONEY MARKET   MONEY MARKET   MONEY MARKET
                                                    FUND            FUND           FUND           FUND
                                                 ----------     ------------   ------------   ------------

ASSETS:
Investment in securities:
    At cost                                      $469,488,613   $921,604,627   $566,354,408   $126,549,715
                                                 ============   ============   ============   ============
    At amortized cost (Note 2)                   $469,643,055   $921,643,450   $564,592,007   $126,237,472
Cash                                                      320            104         52,509          1,897
Interest receivable                                 5,112,013      6,544,562      5,203,797      1,139,798
Deferred organization costs, net (Note 2)                  --          6,063             --             --
Prepaids and other                                     41,286        295,486         13,394         61,485
                                                 ------------   ------------   ------------   ------------
        TOTAL ASSETS                              474,796,674    928,489,665    569,861,707    127,440,652
                                                 ------------   ------------   ------------   ------------
LIABILITIES:
Payable for securities purchased                           --             --      5,000,000      5,273,510
Accrued investment advisory fee                       195,644        340,328        225,584         51,173
Accrued distribution fees                               3,417          5,377          3,880          1,222
Accrued custodial fee                                     685            869          3,312            690
Dividends payable                                     210,856        413,557        190,363         39,832
Accounts payable and accrued expenses                   9,217         34,032         25,092         17,283
                                                 ------------   ------------   ------------   ------------
        TOTAL LIABILITIES                             419,819        794,163      5,448,231      5,383,710
                                                 ------------   ------------   ------------   ------------
        NET ASSETS                               $474,376,855   $927,695,502   $564,413,476   $122,056,942
                                                 ============   ============   ============   ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)          $ 47,437,686   $ 92,769,550   $ 56,441,348   $ 12,205,694
                                                  426,939,169    834,925,952    507,972,128    109,851,248
Additional paid-in capital                       ------------   ------------   ------------   ------------
                                                 $474,376,855   $927,695,502   $564,413,476   $122,056,942
        TOTAL NET ASSETS                         ============   ============   ============   ============
Net asset value and redemption price per share   $       1.00   $       1.00   $       1.00   $       1.00
                                                 ============   ============   ============   ============

                See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                              MONEY MARKET FUNDS
                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 1995

                                                     MONEY MARKET
                                                         FUND
                                                     ------------
INVESTMENT INCOME (Note 2):                           $98,415,963
                                                      -----------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                               7,225,557
  Distribution fees                                       152,873
  Professional fees                                        48,970
  Custodial fee                                            60,686
  Shareholder servicing agent fees                        450,637
  Marketing expenses                                      102,871
  Amortization of deferred organization expenses               --
  Registration, filing fees and other expenses            398,210
  Less:
    Waived investment advisory fee                             --
                                                      -----------
        NET EXPENSES                                    8,439,804
                                                      -----------
NET INVESTMENT INCOME                                 $89,976,159
                                                      ===========
RATIO OF TOTAL EXPENSES TO TOTAL INVESTMENT INCOME            8.6%
                                                      ===========

                See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                               MONEY MARKET FUNDS
                      STATEMENTS OF OPERATIONS (Continued)
                      For the Year Ended December 31, 1995

                                                                                                    MICHIGAN
                                                                      TREASURY      TAX-EXEMPT     TAX-EXEMPT
                                                      GOVERNMENT    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                                         FUND           FUND           FUND           FUND
                                                      ----------    ------------   ------------   ------------
INVESTMENT INCOME (Note 2):                           $26,262,034    $42,755,302    $21,196,396    $3,921,289
                                                      -----------    -----------    -----------    ----------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                               1,987,590      3,248,535      2,458,246       496,026
  Distribution fees                                        34,919         53,755         44,226        10,466
  Professional fees                                        48,970         48,970         48,970        48,970
  Custodial fee                                             8,370         12,919         41,886        11,132
  Shareholder servicing agent fees                         60,644        298,599         86,193        82,305
  Marketing expenses                                       36,670         41,925         42,552        34,396
  Amortization of deferred organization expenses               --          8,021             --         8,277
  Registration, filing fees and other expenses             82,327        128,542        173,183        54,166
  Less:
    Waived investment advisory fee                             --             --             --       (61,221)
                                                      -----------    -----------    -----------    ----------
        NET EXPENSES                                    2,259,490      3,841,266      2,895,256       684,517
                                                      -----------    -----------    -----------    ----------
NET INVESTMENT INCOME                                 $24,002,544    $38,914,036    $18,301,140    $3,236,772
                                                      ===========    ===========    ===========    ==========
RATIO OF TOTAL EXPENSES TO TOTAL INVESTMENT INCOME            8.6%           9.0%          13.7%         17.5%
                                                      ===========    ===========    ===========    ==========

                See accompanying notes to financial statements.

                               THE WOODWARD FUNDS
                               MONEY MARKET FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                 MONEY MARKET FUND                     GOVERNMENT FUND
                                                                 -----------------                     ---------------
                                                           Year Ended         Year Ended         Year Ended        Year Ended
                                                          Dec. 31, 1995      Dec. 31, 1994     Dec. 31, 1995     Dec. 31, 1994
                                                          -------------      -------------     -------------     -------------
FROM OPERATIONS:
  Net investment income                                 $     89,976,159   $     54,437,913   $    24,002,544   $    15,570,185
  Distributions to shareholders from net investment
    income                                                   (89,976,159)       (54,437,913)      (24,002,544)      (15,570,185)
                                                        ----------------   ----------------   ---------------   ---------------
  Net increase in net assets from operations                          --                 --                --                --
                                                        ----------------   ----------------   ---------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
  Proceeds from shares sold                               15,430,620,141     11,950,595,231     7,866,220,550     4,177,408,097
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                             20,938,255         15,065,218         5,511,007         3,599,166
                                                        ----------------   ----------------   ---------------   ---------------
                                                          15,451,558,396     11,965,660,449     7,871,731,557     4,181,007,263
  Less: payments for shares redeemed                     (15,134,903,898)   (11,969,313,007)   (7,818,562,738)   (4,106,464,145)
                                                        ----------------   ----------------   ---------------   ---------------
  Net increase (decrease) in net assets from capital
    share transactions                                       316,654,498         (3,652,558)       53,168,819        74,543,118
                                                        ----------------   ----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                        316,654,498         (3,652,558)       53,168,819        74,543,118
NET ASSETS:
  Beginning of year                                        1,323,040,316      1,326,692,874       421,208,036       346,664,918
                                                        ----------------   ----------------   ---------------   ---------------
  End of year                                           $  1,639,694,814   $  1,323,040,316   $   474,376,855   $   421,208,036
                                                        ================   ================   ===============   ===============

                See accompanying notes to financial statements.

                               THE WOODWARD FUNDS
                               MONEY MARKET FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                        TREASURY                           TAX-EXEMPT                   MICHIGAN TAX-EXEMPT
                                   MONEY MARKET FUND                   MONEY MARKET FUND                 MONEY MARKET FUND
                                   -----------------                   -----------------                 -----------------
                               Year Ended        Year Ended        Year Ended        Year Ended       Year Ended      Year Ended
                              Dec. 31, 1995     Dec. 31, 1994     Dec. 31, 1995     Dec. 31, 1994    Dec. 31, 1995   Dec. 31, 1994
                              -------------     -------------     -------------     -------------    -------------   -------------

FROM OPERATIONS:
  Net investment income     $    38,914,036   $    23,209,709   $    18,301,140   $    12,879,849   $   3,236,772   $   1,621,567
  Distributions to
    shareholders from net
    investment income           (38,914,036)      (23,209,709)      (18,301,140)      (12,879,849)     (3,236,772)     (1,621,567)
                            ---------------   ---------------   ---------------   ---------------   -------------   -------------
  Net increase in net
    assets from operations             --                --                --                --              --              --
                            ---------------   ---------------   ---------------   ---------------   -------------   -------------
FROM CAPITAL SHARE
  TRANSACTIONS
  (at $1.00 per share):
  Proceeds from
     shares sold              6,284,582,300     3,163,540,997     2,777,275,094     3,097,740,398     293,836,102     229,739,020
  Net asset value of
    shares issued in
    reinvestment of
    distributions to
    shareholders                  5,449,979         6,513,927         2,421,757         2,353,656       2,029,545       1,022,699
                            ---------------   ---------------   ---------------   ---------------   -------------   -------------
                              6,290,032,279     3,170,054,924     2,779,696,851     3,100,094,054     295,865,647     230,761,719
  Less: payments for
     shares redeemed         (6,148,030,955)   (3,239,233,694)   (2,766,019,376)   (3,048,064,052)   (252,448,579)   (204,679,038)
                            ---------------   ---------------   ---------------   ---------------   -------------   -------------
  Net increase (decrease)
    in net assets from
    capital share
    transactions                142,001,324       (69,178,770)       13,677,475        52,030,002      43,417,068      26,082,681
                            ---------------   ---------------   ---------------   ---------------   -------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 142,001,324       (69,178,770)       13,677,475        52,030,002      43,417,068      26,082,681
NET ASSETS:
  Beginning of year             785,694,178       854,872,948       550,736,001       498,705,999      78,639,874      52,557,193
                            ---------------   ---------------   ---------------   ---------------   -------------   -------------
  End of year               $   927,695,502   $   785,694,178   $   564,413,476   $   550,736,001   $ 122,056,942   $  78,639,874
                            ===============   ===============   ===============   ===============   =============   =============

                See accompanying notes to financial statements.

                               THE WOODWARD FUNDS
                           WOODWARD MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995
                                                                        Amortized
                                                                          Cost
                     Description                        Face Amount     (Note 2)
                     -----------                        -----------     --------
TEMPORARY CASH INVESTMENTS -- 16.98%
  Allstate Life Insurance Co. Master Note, 5.93%,
    1/2/96                                              $ 5,000,000 $    5,000,000
  American General Finance, Inc. Master Note, 5.85%,
    1/2/96                                               15,000,000     15,000,000
  Commonwealth Life Insurance Co. Master Note, 6.03%,
    1/2/96                                                5,000,000      5,000,000
  Peoples Security Life Insurance Co. Master Note,
    6.03%, 1/2/96                                         5,000,000      5,000,000
  Sun Life Insurance Co. of America Master Note,
    6.13%, 1/2/96                                        10,000,000     10,000,000
  Transamerica Finance Group, Inc. Master Note,
    5.85%, 1/2/96                                        25,000,000     25,000,000
  NationsBank Capital Markets, Inc., Revolving
    Repurchase Agreement, 6.00%, 1/2/96 (secured by
    various U.S. Treasury obligations with maturities
    ranging from 2/15/96 through 11/15/05 at various
    interest rates ranging from 0.00% to 12.375%, all
    held at Chemical Bank)                               56,503,093     56,503,093
  Nomura Securities International, Inc., Revolving
    Repurchase Agreement, 6.00%, 1/2/96 (secured by
    various U.S. Treasury obligations with maturities
    ranging from 1/18/96 through 9/10/02 at various
    interest rates ranging from 0.00% to 8.26%, all
    held at the Bank of New York)                        77,000,000     77,000,000
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05 and U.S. Treasury Notes, 5.50%,
    11/15/98, all held at Chemical Bank)                 73,407,000     73,407,000
  Yamaichi, Revolving Repurchase Agreement, 6.00%,
    1/2/96 (secured by various U.S. Treasury
    obligations with maturities ranging from 12/31/95
    through 8/15/05 at various interest rates ranging
    from 0.00% to 11.625%, all held at Chemical Bank)     4,000,000      4,000,000
                                                                    --------------
                                                                       275,910,093
                                                                    --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.52%
  Federal Farm Credit Bank, 5.60%, 7/1/96                13,950,000     13,930,941
  Federal Home Loan Bank:
    5.63%, 6/26/96                                       12,000,000     11,992,746
    5.98%, 8/14/96                                        5,000,000      5,000,000
  Federal National Mortgage Assn. Deb., 8.75%,
    6/10/96                                               2,000,000      2,025,084
  Federal National Mortgage Assn. Medium Term Note:
    5.97%, 5/16/96                                        4,000,000      4,002,877
    5.71%, 6/10/96                                        9,000,000      8,994,375
  Student Loan Marketing Assn., 6.05%, 6/30/96           27,500,000     27,528,471
                                                                    --------------
                                                                        73,474,494
                                                                    --------------
COMMERCIAL PAPER -- 44.37%
  Abbey National North America, 5.64%, 3/6/96            29,980,000     29,677,951
  Accor, 5.74%, 2/15/96                                   8,000,000      7,943,000
  AESOP Funding Corp., 5.82%, 1/22/96                    15,000,000     14,949,250
  Allomon Funding Corp.:
    5.78%, 1/12/96                                       10,000,000      9,982,369
    5.77%, 1/25/96                                       10,135,000     10,096,149
  Alpine Securitization Corp., 5.76%, 2/13/96             8,000,000      7,945,342
  American Express Credit Corp., 5.69%, 2/27/96          20,000,000     19,821,400
  Avnet, Inc., 5.72%, 2/16/96                             7,500,000      7,445,567
  B.A.T. Capital Corp., 5.77%, 1/23/96                   10,000,000      9,964,861
  Barton Capital Corp., 5.80%, 1/26/96                   17,000,000     16,931,764
  Bass Finance (C.I.) Ltd., 5.71%, 2/14/96               10,815,000     10,740,052
  BCI Funding Corp., 5.74%, 2/9/96                       19,980,000     19,856,623
  BEAL Cayman Ltd., 5.73%, 2/23/96                       19,980,000     19,812,923
  Clipper Receivables Corp., 5.76%, 1/17/96              20,000,000     19,948,889
  Corporate Receivables Corp., 5.81%, 1/5/96             17,000,000     16,989,026
  Echlin, Inc., 5.76%, 1/18/96                           15,000,000     14,959,342
  Eksportfinans A/S, 5.54%, 1/8/96                        6,060,000      6,053,484
  Electronic Data Systems Corp., 5.56%, 3/21/96           5,000,000      4,939,000
  Engelhard Corp., 5.75%, 1/19/96                        10,970,000     10,938,571
  English China Clays PLC:
    5.78%, 1/22/96                                       10,000,000      9,966,400
    5.73%, 2/20/96                                       10,000,000      9,921,111
    5.70%, 3/1/96                                        10,254,000     10,157,442
  Enterprise Funding Corp.:
    5.76%, 1/12/96                                        6,451,000      6,439,666
    5.76%, 1/16/96                                       13,072,000     13,040,652
    5.76%, 2/9/96                                         9,000,000      8,944,230
  Explorer Pipeline Co.:
    5.76%, 1/24/96                                        7,775,000      7,746,487
    5.78%, 1/30/96                                       10,500,000     10,451,365
    5.72%, 2/16/96                                       10,000,000      9,927,422
  Franklin Resources, Inc., 5.73%, 2/20/96                8,000,000      7,936,889
  Greenwich Funding Corp.:
    5.76%, 1/8/96                                        10,000,000      9,988,819
    5.78%, 1/11/96                                       10,000,000      9,983,972
  Halifax Building Society, 5.77%, 1/3/96                10,000,000      9,996,794
  Hercules, Inc., 5.60%, 6/21/96                         10,000,000      9,739,611
  International Lease Finance Corp., 5.76%, 1/9/96       12,730,000     12,713,734
  International Securitization Corp.:
    5.78%, 2/2/96                                        17,000,000     16,913,111
    5.52%, 6/10/96                                        9,530,000      9,300,277
  New Center Asset Trust, 5.78%, 1/31/96                 20,000,000     19,904,167
  Pacific Dunlop Holdings, Inc., 5.75%, 2/21/96          10,000,000      9,919,250
  Pacific Dunlop Ltd., 5.67%, 1/23/96                     5,000,000      4,982,736
  Pooled Accounts Receivable Capital Corp.:
    5.83%, 1/9/96                                        11,000,000     10,985,773
    6.02%, 1/25/96                                       10,160,000     10,119,360
  Preferred Receivables Funding Corp.:
    5.73%, 2/2/96                                        15,975,000     15,894,060
    5.75%, 2/21/96                                        8,050,000      7,984,996
  Premium Funding, Inc.:
    5.78%, 2/7/96                                        10,113,000     10,053,235
    5.79%, 2/14/96                                       11,162,000     11,083,556
  Ranger Funding Corp., 5.75%, 1/12/96                   13,000,000     12,977,199
  San Paolo U.S. Financial Co., 5.68%, 3/15/96           10,970,000     10,843,498
  Sheffield Receivables Corp., 5.73%, 2/1/96             12,980,000     12,916,290
  St. Michael Finance Ltd.:
    5.75%, 2/20/96                                        9,272,000      9,198,597
    5.64%, 3/5/96                                         5,694,000      5,637,516
    5.64%, 3/8/96                                        10,000,000      9,896,150
  Sunbelt-Dix, Inc.:
    5.76%, 1/30/96                                        4,000,000      3,981,537
    5.79%, 2/13/96                                       11,980,000     11,897,721
    5.71%, 3/5/96                                        12,000,000     11,879,467
    5.67%, 3/25/96                                        5,250,000      5,181,400
  Sweden (Kingdom of):
    5.71%, 2/16/96                                       15,000,000     14,891,325
    5.72%, 3/1/96                                         6,980,000      6,914,039
    5.73%, 3/12/96                                       10,000,000      9,888,175
  TI Group, Inc., 5.70%, 3/4/96                          17,000,000     16,832,210
  U.S. Borax & Chemical Corp., 5.73%, 2/1/96              5,000,000      4,975,458
  Windmill Funding Corp.:
    6.02%, 1/16/96                                       10,000,000      9,975,000
    5.82%, 1/24/96                                       15,000,000     14,944,417
  WMX Technologies, Inc., 5.50%, 9/9/96                  15,480,000     14,905,692
                                                                    --------------
                                                                       720,826,369
                                                                    --------------
NOTES -- 17.27%
  American Express Centurion Bank, 5.82%, A/R,
    1/17/96                                              15,000,000     15,000,652
  Associates Corp. of North America Debenture, 7.50%,
    10/15/96                                             28,850,000     29,222,978
  Associates Corp. of North America Euro Dollar
    Debenture, 10.50%, 3/12/96                            7,378,000      7,424,686
  Boatmens National Bank of St. Louis, 6.00%, A/R,
    6/12/96                                              20,000,000     20,000,000
  Comerica Bank, 5.70%, 9/3/96                           13,000,000     12,991,077
  First Bank, NA, 5.96%, 3/4/96                          27,500,000     27,499,558
  First Union National Bank N. C., 5.76%, 2/2/96          5,000,000      5,000,000
  Ford Motor Credit Co. Medium Term Notes:
    6.25%, A/R, 5/10/96                                  12,000,000     12,013,087
    14.00%, 7/5/96                                        5,000,000      5,198,163
    9.10%, 7/18/96                                        5,000,000      5,083,739
  Huntington National Bank, 5.67%, A/R, 8/29/96          30,000,000     29,988,082
  J.P. Morgan, 5.75%, 8/7/96                             29,980,000     29,986,992
  PNC Bank, 5.65%, 9/18/96                               20,000,000     19,996,215
  Seattle First National Bank, 5.51%, 6/14/96            10,000,000     10,000,000
  Smithkline Beecham Corp., 5.25%, 1/16/96                2,425,000      2,423,784
  Society National Bank Cleveland Ohio Medium Term
    Note, 6.875%, 10/15/96                               23,500,000     23,683,821
  Trust Company Bank, 6.50%, 3/21/96                     25,000,000     24,994,577
                                                                    --------------
                                                                       280,507,411
                                                                    --------------
CERTIFICATES OF DEPOSIT -- 15.44%
  Bayerische Landesbank Girozentrale, 6.00%, 9/12/96     10,000,000     10,000,000
  Bayerische Vereinsbank AG, 5.95%, 7/22/96              29,980,000     29,980,000
  Canadian Imperial Bank of Commerce, 5.95%, 10/23/96    24,980,000     24,980,000
  Dresdner Bank AG, 7.00%, 2/5/96                        15,000,000     15,000,000
  Harris Trust & Savings Bank, 5.72%, 2/29/96            14,975,000     14,975,000
  National Westminster Bank PLC, 5.83%, 1/12/96          15,000,000     15,000,045
  PNC Bank Corp., 5.74%, 9/30/96                         20,000,000     19,985,384
  Royal Bank of Canada:
    6.60%, 4/3/96                                         2,980,000      2,980,399
    6.55%, 4/9/96                                         8,000,000      8,000,000
  Societe Generale:
    7.05%, 2/14/96                                       20,000,000     20,000,000
    6.80%, 3/1/96                                         5,000,000      5,000,000
  Toronto-Dominion Bank, Euro:
    6.80%, 3/11/96                                       24,980,000     24,987,939
    5.84%, 11/7/96                                       30,000,000     30,000,000
  Wachovia Bank of Georgia, NA, 5.85%, 1/10/96           10,000,000     10,000,000
  Wachovia Bank of North Carolina, 7.13%, 1/26/96        20,000,000     19,997,687
                                                                    --------------
                                                                       250,886,454
                                                                    --------------
TIME DEPOSIT -- 1.42%
  Mitsubishi Bank, 12.00%, 1/2/96                        23,000,000     23,000,000
                                                                    --------------
                                                                        23,000,000
                                                                    --------------
TOTAL INVESTMENTS                                                   $1,624,604,821
                                                                    ==============

A/R -- Adjustable Rate


                               THE WOODWARD FUNDS
                            WOODWARD GOVERNMENT FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995
                                                                      Amortized Cost
                     Description                        Face Amount      (Note 2)
                     -----------                        -----------   --------------
TEMPORARY CASH INVESTMENTS -- 45.05%
  NationsBank Capital Markets, Inc., Revolving
    Repurchase Agreement, 6.00%, 1/2/96 (secured by
    various U.S. Treasury obligations with maturities
    ranging from 2/15/96 through 11/15/05 at various
    interest rates ranging from 0.00% to 12.375%, all
    held at Chemical Bank)                              $73,569,000    $ 73,569,000
  Nomura Securities International, Inc., Revolving
    Repurchase Agreement, 6.00% 1/2/96 (secured by
    various U.S. Treasury obligations with maturities
    ranging from 1/18/96 through 9/10/02 at various
    interest rates ranging from 0.00% to 8.26%, all
    held at the Bank of New York)                        23,000,000      23,000,000
  Yamaichi, Revolving Repurchase Agreement, 6.00%,
    1/2/96 (secured by various U.S. Treasury
    obligations with maturities ranging from 12/31/95
    through 8/15/05 at various interest rates ranging
    from 0.00% to 11.625%, all held at Chemical Bank)   115,000,000     115,000,000
                                                                       ------------
                                                                        211,569,000
                                                                       ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 54.95%
  U.S. Treasury Securities -- 4.28%
    U.S. Treasury Notes:
      4.375%, 8/15/96                                     5,000,000       4,957,174
      7.000%, 9/30/96                                    15,000,000      15,150,150
                                                                       ------------
                                                                         20,107,324
                                                                       ------------
  Agency Obligations -- 50.67%
    Federal Farm Credit Bank:
      5.78%, A/R, 2/9/96                                 25,000,000      24,998,664
      6.61%, 4/12/96                                      4,000,000       4,006,934
      6.39%, 4/17/96                                     10,000,000      10,022,719
      5.59%, A/R, 6/7/96                                 10,000,000       9,998,338
      5.60%, 11/1/96                                     10,000,000      10,002,747
    Federal Home Loan Bank:
      6.85%, 2/28/96                                     24,000,000      24,012,415
      6.30%, 3/1/96                                       2,500,000       2,474,042
      5.05%, 6/7/96                                       6,000,000       5,983,328
      5.90%, 7/25/96                                      5,000,000       5,000,000
      5.98%, 8/14/96                                     19,000,000      19,000,000
      6.00%, 8/16/96                                      2,000,000       2,000,411
      4.84%, 8/26/96                                      5,000,000       4,976,737
      5.77%, 11/20/96                                    10,000,000       9,998,229
    Federal Home Loan Mortgage Corp., 6.79%, 2/20/96     15,000,000      14,999,678
    Federal National Mortgage Assn., 5.58% 2/21/96        8,400,000       8,334,074
    Federal National Mortgage Assn. Medium Term Note:
      5.50%, A/R, 1/26/96                                25,000,000      24,998,973
      5.71%, 6/10/96                                      5,000,000       4,998,939
      5.50%, 6/12/96                                     18,000,000      17,969,843
    Student Loan Marketing Assn.:
      6.13%, A/R, 6/30/96                                12,500,000      12,490,660
      6.06%, A/R, 7/1/96                                 11,700,000      11,700,000
      6.05%, A/R, 10/4/96                                10,000,000      10,000,000
                                                                       ------------
                                                                        237,966,731
                                                                       ------------
TOTAL INVESTMENTS                                                      $469,643,055
                                                                       ============

A/R -- Adjustable Rate


                              THE WOODWARD FUNDS
                      WOODWARD TREASURY MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995
                                                                      Amortized Cost
                     Description                        Face Amount      (Note 2)
                     -----------                        -----------    -------------
TEMPORARY CASH INVESTMENTS -- 82.74%
  Aubrey Langston, Revolving Repurchase Agreement,
    5.92%, 1/2/96 (secured by various U.S. Treasury
    obligations with maturities ranging from 8/31/97
    through 11/15/05 at various interest rates
    ranging from 4.75% to 13.75%, all held at
    Chemical Bank)                                      $43,000,000    $ 43,000,000
  Bear Stearns & Co., Inc., Revolving Repurchase
    Agreement, 5.82%, 1/2/96 (secured by various U.S.
    Treasury obligations with maturities ranging from
    5/15/96 through 8/15/23 at various interest rates
    ranging from 0.00% to 8.875%, all held at the
    Custodial Trust Co.)                                215,000,000     215,000,000
  Daiwa Securities America, Inc., Revolving
    Repurchase Agreement, 5.90%, 1/2/96 (secured by
    various U.S. Treasury obligations with maturities
    ranging from 4/30/96 through 11/15/01 at various
    interest rates ranging from 0.00% to 15.75%, all
    held at the Bank of New York)                        43,000,000      43,000,000
  First Boston, Inc., Revolving Repurchase Agreement,
    5.85%, 1/2/96 (secured by various U.S. Treasury
    Notes with maturities ranging from 11/15/96
    through 2/15/03 at various interest rates ranging
    from 4.375% to 6.25%, all held at Chemical Bank)     36,000,000      36,000,000
  Lehman Brothers, Inc., Revolving Repurchase
    Agreement, 5.92%, 1/2/96 (secured by U.S.
    Treasury Note, 5.875%, 7/31/97, held at Chemical
    Bank)                                                43,000,000      43,000,000
  Morgan Stanley & Co., Inc., Revolving Repurchase
    Agreement, 5.87%, 1/2/96 (secured by U.S.
    Treasury Note, 6.125%, 5/31/97, held at the Bank
    of New York)                                         43,000,000      43,000,000
  NationsBank Capital Markets, Inc., Revolving
    Repurchase Agreement, 6.00%, 1/2/96 (secured by
    various U.S. Treasury obligations with maturities
    ranging from 2/15/96 through 11/15/05 at various
    interest rates ranging from 0.00% to 12.375%, all
    held at Chemical Bank)                              216,533,000     216,533,000
  Nikko Securities Co. International, Inc., Revolving
    Repurchase Agreement, 5.90%, 1/2/96 (secured by
    various U.S. Treasury obligations with maturities
    ranging from 7/31/96 through 8/15/00 at various
    interest rates ranging from 0.00% to 8.75%, all
    held at the Bank of New York)                        40,000,000      40,000,000
  Nomura Securities International, Inc., Revolving
    Repurchase Agreement, 5.96%, 1/2/96 (secured by
    various U.S. Treasury obligations with maturities
    ranging from 8/31/97 through 5/15/01 at various
    interest rates ranging from 0.00% to 6.00%, all
    held at the Bank of New York)                        40,000,000      40,000,000
  Sanwa BGK Securities Co., L.P., Revolving
    Repurchase Agreement, 5.90%, 1/2/96 (secured by
    U.S. Treasury Note, 5.50%, 11/15/98, held at the
    Bank of New York)                                    43,000,000      43,000,000
                                                                       ------------
                                                                        762,533,000
                                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 17.26%
  U.S. Treasury Securities -- 17.26%
    Principal Strip from U.S. Treasury Bond due
      5/15/96                                             5,000,000       4,897,685
    U.S. Treasury Bill, 6.26%, 3/7/96                     3,000,000       2,965,955
    U.S. Treasury Notes:
      4.000%, 1/31/96                                     8,000,000       7,988,924
      4.625%, 2/15/96                                    10,000,000       9,976,935
      7.875%, 2/15/96                                    35,000,000      35,049,857
      7.500%, 2/29/96                                    15,000,000      15,016,012
      5.500%, 4/30/96                                    20,000,000      19,970,088
      5.875%, 5/31/96                                    10,000,000      10,001,983
      7.875%, 7/15/96                                     2,000,000       2,021,778
      6.125%, 7/31/96                                     7,000,000       7,013,918
      7.875%, 7/31/96                                     4,000,000       4,046,593
      4.375%, 8/15/96                                    14,000,000      13,873,585
      8.000%, 10/15/96                                   15,000,000      15,256,312
      4.375%, 11/15/96                                    5,000,000       4,943,974
      7.250%, 11/15/96                                    6,000,000       6,086,851
                                                                       ------------
                                                                        159,110,450
                                                                       ------------
TOTAL INVESTMENTS                                                      $921,643,450
                                                                       ============

                               THE WOODWARD FUNDS
                     WOODWARD TAX-EXEMPT MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                                                                                            Amortized
                                                                  Interest                     Cost
                     Description                        Rating*    Rate***   Face Amount     (Note 2)
                     -----------                        -------   --------   -----------    ----------
Alabama -- 1.05%
Alabama HFA Mulit-Family CP:
  12/1/13                                               VMIG 1      3.50%    $ 3,200,000   $ 3,200,000
  12/1/13                                               VMIG 1      3.60%      2,700,000     2,700,000
Alaska -- 7.97%
Anchorage Electric Utilities (MBIA Insured)
  12/1/15                                               Aaa         7.63%     11,100,000    11,423,545
Valdez Marine Terminal--Arco Transportation:
  CP, 5/1/31                                            VMIG 1      3.50%      8,000,000     8,000,000
  CP, 5/1/31                                            VMIG 1      3.55%      3,900,000     3,900,000
  CP, 5/1/31                                            VMIG 1      3.75%      1,700,000     1,700,000
  VRDB, 5/1/31                                          VMIG 1      3.50%      8,000,000     8,000,000
Valdez Marine Terminal--Exxon Pipeline Co. VRDB,
  10/1/25                                               P 1         5.95%     12,000,000    12,000,000
Arizona -- 1.00%
Chandler IDR VRDB--Parsons Municipal Services,
  12/15/09                                              A 1+        4.25%      3,600,000     3,600,000
Maricopa Co. School District GO Unlimited Tax Series
  A, 7/1/96                                             Aa          3.75%      2,000,000     2,000,952
Colorado -- 2.87%
Adams Co. IDR VRDB--City View Park, 12/1/15             A 1+        5.20%      3,000,000     3,000,000
Englewood HFA Multi-Family VRDN--Mark Project,
  12/15/97                                              A 1+        5.25%      2,000,000     2,000,000
Lakewood Multi-Family Housing (FGIC Insured)
  VRDB--St. Moritz & Diamond Head, 10/1/07              VMIG 1      4.00%      8,250,000     8,250,000
Moffat Co. PCR VRDB, 7/1/10                             VMIG 1      4.65%      3,000,000     3,000,000
Delaware -- 1.35%
Delaware EDC VRDB--Hospital Billing Series B, 12/1/15   VMIG 1      5.25%      7,600,000     7,600,000
Florida -- 1.58%
Florida GO Unlimited Tax, 7/1/08                        Aaa         7.20%      3,270,000     3,355,215
Florida HFA Multi-Family (MBIA Insured) VRDB--Lake
  Northdale, 6/1/07                                     Aaa         3.75%      5,595,000     5,595,000
Georgia -- 2.56%
Cobb Co. Housing Multi-Family VRDB--Pittco Frey
  Associates Project, 6/1/23                            VMIG 1      5.20%      5,900,000     5,900,000
College Park IDR VRDB-- Marriott Corp., 8/1/15          Aa 3        6.10%      1,200,000     1,200,000
Fulton Co. Development IDR VRDN--Palisades West Ltd.,
  9/1/96                                                Aaa         5.15%      2,235,000     2,235,000
Georgia Municipal Gas Authority--Southern Portfolio I
  Project, 4/1/96                                       VMIG 1      3.75%      5,100,000     5,100,000
Hawaii -- 2.41%
Hawaii Dept. of Budget & Finance Mortgage:
  VRDN--Kuakini Medical Center, 7/1/04                  VMIG 1      3.75%      4,000,000     4,000,000
  VRDB--Wilcox Memorial Hospital, 7/1/18                VMIG 1      5.95%      2,100,000     2,100,000
Hawaii State Housing Finance & Development Corp.
  VRDB--Rental Housing Systems, 7/1/24                  VMIG 1      5.15%      7,500,000     7,500,000
Illinois -- 8.50%
Chicago GO Tender Notes, 10/31/96                       VMIG 1      3.75%      6,100,000     6,100,000
Chicago O'Hare International Airport--American
  Airlines VRDB:
    Series C, 12/1/17                                   P 1         6.10%     15,000,000    15,000,000
    Series D, 12/1/17                                   P 1         6.10%     15,000,000    15,000,000
Illinois GO, 4/1/06                                     AA-         7.13%      1,000,000     1,022,317
Illinois State Sales Tax, 6/15/15                       Aaa         7.63%      6,950,000     7,132,216
Illinois State Toll Highway Authority, VRDB 1/1/10      VMIG 1      5.05%        300,000       300,000
Northwest Suburban Municipal Joint Account (MBIA
  Insured)--Water Agency Supply System, 5/1/03          Aaa         7.20%      3,440,000     3,490,557
Indiana -- 3.40%
Jasper Co. PCR CP--Northern Indiana Public Services,
  11/1/16                                               VMIG 1      3.70%      2,000,000     2,000,000
Mt. Vernon PCR CP--General Electric Project,
  12/1/04                                               P 1         3.50%      6,900,000     6,900,000
  12/1/04                                               P 1         3.70%      2,790,000     2,790,000
Rockport Pollution Control (AMBAC Insured)
  VRDB--AEP Generating Co., 7/1/25                      Aaa         5.95%      5,500,000     5,500,000
  VRDB--Indiana Michigan Power Co., 6/1/25              Aaa         5.00%      2,000,000     2,000,000
Kansas -- 1.18%
Olathe GO Unlimited Tax, 5/1/96                         MIG 1       4.50%      6,700,000     6,700,000
Kentucky -- 0.53%
Mason Co. PCR E. Kentucky Power VRDB--CFC Power
  National Rural Utilities B-1, 10/15/14                P 1         4.65%      3,000,000     3,000,000
Maryland -- 1.06%
Baltimore PCR VRDN-- SCM Plants, 2/1/00                 A 1+        5.10%      6,000,000     6,000,000
Michigan -- 12.87%
Clinton Township EDC (MBIA Insured) VRDB Sisters of
  Charity St. Joseph, 5/1/13                            VMIG 1      5.00%        300,000       300,000
Dearborn EDC VRDB--Oakbrook Common:
  3/1/23                                                A 1         5.10%      2,300,000     2,300,000
  3/1/25                                                A 1         5.10%        200,000       200,000
Delta Co. EDC--Mead Escanaba Paper:
  Series D, 12/1/23                                     P 1         6.00%      4,200,000     4,200,000
  Series F, 12/1/23                                     P 1         6.10%      4,300,000     4,300,000
Farmington Hills EDR VRDB--Brookfield Building
  Associates, 11/1/10                                   A 1         5.20%      2,000,000     2,000,000
Grand Rapids EDC VRDB--Amway, 12/1/06                   A 1         5.10%      3,600,000     3,600,000
Ingham Co. EDC VRDB--Martin Luther Memorial Home,
  Inc., 4/1/22                                          A 1+        5.20%      5,870,000     5,870,000
Kent Hospital VRDB--Butterworth Hospital, 1/15/20       VMIG 1      5.40%      2,600,000     2,600,000
Meridian Limited Obligation EDC VRDN--Service
  Merchandise Co., 12/15/99                             A 1+        4.00%        500,000       500,000
Michigan State Building Authority, 10/1/96              AA-         3.75%      5,000,000     5,005,297
Michigan State Hospital VRDB--Hospital Equipment Loan
  Program:
    12/1/23                                             VMIG 1      5.20%      1,600,000     1,600,000
    12/1/23                                             VMIG 1      5.20%      8,900,000     8,900,000
Michigan State Hospital VRDB--Mt. Clemens Hospital,
  8/15/15                                               VMIG 1      5.00%      4,600,000     4,600,000
Michigan State HDA VRDB:
  Laurel Valley, 12/1/07                                VMIG 1      5.10%        400,000       400,000
  Shoal Creek, 10/1/07                                  VMIG 1      5.10%      2,800,000     2,800,000
Michigan State Job Development Authority
  VRDB--Gordon Food Service, 8/1/15                     Aaa         5.00%      5,800,000     5,800,000
  PCR VRDB--Mazda Motor Corp., 10/1/08                  VMIG 1      5.25%      4,500,000     4,500,000
Michigan State Strategic Fund VRDB--Allen Group, Inc.
  11/1/25                                               VMIG 1      5.00%        400,000       400,000
University of Michigan Hospital VRDB:
  12/1/19                                               VMIG 1      5.90%      1,200,000     1,200,000
  12/1/27                                               VMIG 1      5.90%     11,610,000    11,610,000
Minnesota -- 1.60%
Hennepin Co. GO, 12/1/06                                VMIG 1      5.15%      5,000,000     5,000,000
Rochester GO Various Sales Tax, 11/1/99                 **N/R       5.00%        100,000       100,000
St. Paul Housing & Redevelopment Authority VRDB,
  12/1/12                                               A 1+        3.80%      3,900,000     3,900,000
Mississippi -- 1.45%
Perry Co. PCR VRDB--Leaf River Forest, 10/1/12          P 1         5.30%      8,200,000     8,200,000
Missouri -- 1.44%
Independence Water Utility Improvements CP 11/1/16      VMIG 1      3.40%      2,400,000     2,400,000
Missouri State Environmental Improvement Energy
  Research PCR--Union Electric Co.:
    Series A, 6/1/14                                    P 1         4.00%      1,000,000     1,000,000
    Series B, 6/1/14                                    P 1         4.00%      4,750,000     4,750,217
Nevada -- 2.64%
Clark Co. Airport Improvement (MBIA Insured) VRDB,
  7/1/12                                                VMIG 1      5.15%      8,600,000     8,600,000
Clark Co. PCR VRDB--Nevada Power Co. 10/1/23            A 1+        5.00%      6,300,000     6,300,000
New Hampshire -- 0.32%
New Hampshire IDR VRDB--Oerlikon-Burlhe USA, 7/1/13     A 1+        3.75%      1,800,000     1,800,000
New Jersey -- 0.22%
Rutgers State University, 5/1/96                        AA          4.25%      1,220,000     1,221,741
New York -- 1.95%
New York City GO (MBIA Insured) VRDB 8/15/22            VMIG 1      5.90%     11,000,000    11,000,000
North Carolina -- 2.67%
North Carolina Eastern Municipal Power Agency--Power
  System, 1/1/15                                        Aaa         7.75%     15,000,000    15,000,000
Ohio -- 2.40%
Cincinnati/Hamilton Co. EDR, 8/1/15                     **N/R       3.90%      3,150,000     3,150,000
Columbus Electric System VRDB, 9/1/09                   A 1         3.90%      1,400,000     1,400,000
Franklin Co. IDR VRDN--Capital South Community
  Redevelopment, 12/1/05                                **N/R       4.10%        700,000       700,000
Ohio Environmental Improvements CP, U.S. Steel Corp.,
  5/1/11                                                P 1         5.50%      8,300,000     8,300,000
Oregon -- 2.41%
Medford Hospital VRDB--Rogue Valley Manor, 12/1/15      VMIG 1      5.20%      4,000,000     4,000,000
Port Morrow VRDB--General Elecitric, 10/1/13            P 1         6.00%      5,700,000     5,700,000
Tualatin Hills Parks & Recreation TRAN, 6/28/96         SP 1+       4.25%      3,875,000     3,882,320
Pennsylvania -- 5.01%
Allegheny Co. Industrial Development VRDB--United
  Jewish Federation:
    Series B, 10/1/25                                   VMIG 1      5.25%     10,000,000    10,000,000
    Series C, 10/1/15                                   VMIG 1      5.25%      1,100,000     1,100,000
Delaware Co. IDR (FGIC Insured) CP--Philadelphia
  Electric, 12/1/12                                     VMIG 1      3.40%      2,400,000     2,400,000
Montgomery Co. Higher Education Health Authority
  VRDB--Philadelphia Presbytery 7/1/25                  VMIG 1      5.25%      5,000,000     5,000,000
Schuylkill Co. IDR VRDB--Westwood Energy 11/1/09        P 1         6.25%      6,800,000     6,800,000
Upper Allegheny Joint Sanitary Authority, 9/1/26        MIG 1       4.50%      3,000,000     3,001,004
South Carolina -- 2.57%
Richland Co. Schoold District TAN GO Unlimited Tax,
  4/15/96                                               MIG 1       4.00%      8,300,000     8,305,660
South Carolina GO State Capital Improvement, 2/1/96     Aaa         7.30%      3,500,000     3,509,443
South Dakota -- 0.48%
South Dakota HDA, 5/1/96                                Aa 1        3.90%      2,715,000     2,715,000
Tennessee -- 2.13%
Knox Co. Board IDR VRDB--Service Merchandise Co.,
  Inc., 12/15/08                                        A 1+        4.00%        800,000       800,000
Metropolitan Government Nashville & Davidson Co.,
  6/15/06                                               AA          6.50%      6,000,000     6,142,843
Metropolitan Government Nashville & Davidson Co.,
  VRDB--Nashville Apartments 9/1/15                     Aa 3        5.15%      5,100,000     5,100,000
Texas -- 10.02%
Austin Utilities System CP, 4/9/96                      P 1         3.65%      5,400,000     5,400,000
Houston Water & Sewer System (MBIA Insured) 12/1/16     Aaa         7.13%      3,000,000     3,150,445
North Central HCFA VRDB--YMCA Dallas 6/1/21             VMIG 1      5.65%      5,600,000     5,600,000
Texas Hospital Equipment Finance Council (MBIA
  Insured) VRDN, 4/7/05                                 VMIG 1      5.45%      8,045,000     8,045,000
Texas Small Business IDR VRDB--Texas Public
  Facilities Capital Access, 7/1/26                     VMIG 1      5.20%      2,300,000     2,300,000
Texas State Higher Education Authority (FGIC Insured)
  VRDB--Educational Equipment & Improvements, 12/1/25   VMIG 1      5.15%      2,510,000     2,510,000
Texas State Public Finance Authority:
  10/1/96                                               Aa          6.40%      3,000,000     3,061,190
  CP, 8/20/96                                           P 1         3.75%      5,000,000     5,000,000
Texas TRAN, 8/30/96                                     MIG 1       4.75%     12,750,000    12,812,314
Texas Transportation CP, 8/20/96                        P 1         3.65%      5,000,000     5,000,000
Tyler Health Facilities Development Corp. CP--East
  Texas Medical Center Regional Health, 11/1/25         VMIG 1      3.65%      3,700,000     3,700,000
Utah -- 3.01%
Intermountain Power Agency, 7/1/17                      Aaa         7.75%      4,700,000     4,889,980
Salt Lake Co. PCR--VRDB--Pacific Corp. 2/1/08           P 1         5.95%     12,100,000    12,100,000
Vermont -- 1.87%
Vermont Educational Health Agency, 11/1/27              A 1+        3.80%      5,975,000     5,975,000
Vermont Student Assistance Corp. VRDN, 1/1/04           VMIG 1      3.75%      4,600,000     4,600,000
Virginia -- 0.48%
Loudoun Co. IDR VRDB, 11/1/24                           A 1         6.45%      2,700,000     2,700,000
Washington -- 1.88%
Port Townsend IDR VRDB--Townsend Paper Corp., 3/1/09    VMIG 1      5.15%      5,100,000     5,100,000
Seattle Municipal Light & Power Co., 11/1/15            VMIG 1      3.50%      5,500,000     5,500,000
West Virginia -- 0.48%
Raleigh Co. Health Care System VRDB, 9/1/06             VMIG 1      5.25%      2,700,000     2,700,000
Wisconsin -- 5.70%
Milwaukee School Order Notes Series B, 8/22/96          MIG 1       4.50%     15,000,000    15,046,050
Waukesha School District TRAN, 8/23/96                  SP 1        4.25%     14,000,000    14,020,236
Wisconsin State Transportation Transit Improvements,
  7/1/02                                                AAA         7.90%      3,000,000     3,123,465
Wyoming -- 1.42%
Lincoln Co. PCR VRDB--Pacificorp Project, 1/1/16        VMIG 1      3.40%      8,000,000     8,000,000
                                                                                          ------------
TOTAL INVESTMENTS                                                                         $564,592,007
                                                                                          ============

    Investment Abbreviations

AMBAC   --   AMBAC Indemnity Corp.
BIGI    --   Bond Investors Guaranty Insurance Co.
CP      --   Commercial Paper
EDC     --   Economic Development Corporation
FGIC    --   Financial Guaranty Insurance Company
FSA     --   Financial Securities Assurance Corp.
GO      --   General Obligation
HCF     --   Health Care Facilities
HR      --   Housing Revenue
HDA     --   Housing Development Authority
HFA     --   Housing Finance Authority
             Individual Development & Export
IDA     --   Authority
IDR     --   Industrial Development Revenue
MBIA    --   Municipal Bond Insurance Association
PCR     --   Pollution Control Revenue
PFA     --   Public Facilities Authority
TAN     --   Tax Anticipation Note
TRAN    --   Tax Revenue Anticipation Note
             Unit Priced Daily Adjustable Tax
UPDATE  --   Exempt Securities
VRDB    --   Variable Rate Demand Bond
VRDN    --   Variable Rate Demand Note

  * Moody's when rated, otherwise Standard & Poor's.

 ** N/R investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1995.



                              THE WOODWARD FUNDS
                WOODWARD MICHIGAN TAX-EXEMPT MONEY MARKET FUND
                           PORTFOLIO OF INVESTMENTS
                               December 31, 1995
                                                                                            Amortized
                                                                  Interest                    Cost
                     Description                        Rating*    Rate***   Face Amount    (Note 2)
                     -----------                        -------    -------   -----------    ---------
Michigan -- 99.24%
Ann Arbor EDC Ltd. Obligation VRDN--Webers
  Industries, 5/1/00                                    **N/R       5.20%    $  930,000    $  930,000
Bruce Township Hospital (MBIA Insured) VRDB--Sisters
  of Charity St. Joseph:
    Series A, 5/1/18                                    VMIG 1      3.70%     3,000,000     3,000,000
    Series B, 5/1/18                                    VMIG 1      5.00%       800,000       800,000
Dearborn EDC Ltd. Obligation VRDB--Oakbrook Common,
  3/1/25                                                A 1         5.10%       800,000       800,000
Delta Co. EDC--Mead Escanaba Paper Co.:
  Series B, 12/1/23                                     P 1         3.60%     1,600,000     1,600,000
  Series E, 12/1/23                                     P 1         6.10%     3,600,000     3,600,000
Detroit Downtown Development Authority
  VRDB--Millender Center Project, 12/1/10               VMIG 1      5.30%     4,500,000     4,500,000
Detroit Sewage Disposal (MBIA Insured) Series B,
  7/1/96                                                Aaa         5.00%     4,750,000     4,781,575
Detroit Tax Increment Revenue VRDB, 10/1/10             A 1         5.25%     4,200,000     4,200,000
Eaton Inter School District TAN, 4/4/96                 **N/R       3.95%     1,245,000     1,245,299
Farmington Hills EDC Ltd. Obligation VRDB--Brookfield
  Building Assn., L P, 11/1/10                          A 1         5.20%     1,135,000     1,135,000
Ferndale Schools GO Unlimited Tax, 5/1/06               Aaa         7.00%     1,075,000     1,087,371
Flint Hospital Building Authority VRDB--Hurley
  Medical Center, Series B, 7/1/15                      VMIG 1      5.60%     5,000,000     5,000,000
Grand Traverse Hospital VRDB--Munson Medical Center
  Series A, 12/1/15                                     Aaa         7.63%     1,000,000     1,050,748
Grosse Point Public Library TAN, 4/3/96                 **N/R       3.60%       990,000       990,291
Holland EDC VRDB--Thrifty Holland, Inc., 3/1/13         A 1         3.90%     1,300,000     1,300,000
Ingham Co. EDC VRDB--Martin Luther Memorial Home,
  Inc., 4/1/22                                          A 1+        5.20%       500,000       500,000
Kalamazoo Co. EDC VRDB--Industrial & Economic
  Development WBC Properties Ltd., 9/1/15               **N/R       5.60%     1,000,000     1,000,000
Kalamazoo Public Library TAN, 4/1/96                    **N/R       3.60%     2,190,000     2,190,358
Kent Hospital VRDB--Butterworth Hospital Series A,
  1/15/20                                               VMIG 1      5.40%       300,000       300,000
L'Anse Creuse Public Schools GO Unlimited Tax, 5/1/96   AA          5.75%     1,000,000     1,004,629
Leelanau Co. EDC Ltd. Obligation--American Community
  Mutual Insurance Co., 6/15/06                         **N/R       3.90%     1,060,000     1,060,000
Livonia EDC AMT VRDB--Foodland Distributors, 12/1/11    VMIG 1      5.20%     1,000,000     1,000,000
Macomb Township EDC Ltd. Obligation AMT VRDN--ACR
  Industries, 1/1/03                                    VMIG 1      5.10%     1,050,000     1,050,000
Meridian EDC Ltd. Obligation VRDB--Hannah
  Technologies, 11/15/14                                A 1+        4.25%     2,500,000     2,500,000
Michigan Municipal Bond Authority:
  Series A, 5/3/96                                      SP 1+       5.00%     2,000,000     2,004,832
  Series B, 7/3/96                                      SP 1+       4.50%     4,000,000     4,014,133
Michigan Public Power Agency (AMBAC Insured)--Belle
  River Project, 1/1/96                                 Aaa         7.00%     3,000,000     3,000,000
Michigan State Building Authority:
  Series I, 10/1/96                                     AA-         3.75%     2,000,000     2,000,000
  University & College Improvements, 10/1/96            AA-         4.30%     5,235,000     5,253,942
  University of Michigan Hospital, 12/1/96              Aaa         7.88%       665,000       702,565
Michigan State Comprehensive Transportation, 8/1/05     AA-         7.63%     1,940,000     1,951,707
Michigan State Hospital Henry Ford Health Series A,
  11/15/96                                              Aa          4.00%     1,070,000     1,073,510
  5/1/00                                                Aaa         7.35%     2,055,000     2,095,912
  5/1/08                                                Aaa         8.00%     1,310,000     1,344,864
Michigan State Hospital VRDB--Hospital Equipment Loan
  Program:
    12/1/23                                             VMIG 1      5.20%     1,600,000     1,600,000
    12/1/23                                             VMIG 1      5.20%       400,000       400,000
Michigan State HDA VRDB, 4/1/19                         A+ 1        5.00%     1,000,000     1,000,000
Michigan State HDA Ltd. Obligation VRDB--
  Laurel Valley, 12/1/07                                VMIG 1      5.10%       800,000       800,000
  Shoal Creek, 10/1/07                                  VMIG 1      5.10%       200,000       200,000
Michigan State Job Development Authority IDR:
  VRDN--Sugar Sebewa, 9/1/00                            Aa 3        5.15%      2,600,000    2,600,000
  VRDN--Hitachi Metals, 1/1/04                          Aa 3        4.00%      1,800,000    1,800,000
  VRDB--Gordon Food Service, 8/1/15                     Aaa         5.00%      2,200,000    2,200,000
Michigan State Job Development Authority PCR
  VRDB--Mazda Motors Mfg. USA Corp., 10/1/08            VMIG 1      5.25%      1,500,000    1,500,000
Michigan State Strategic Fund IDR VRDB--Allen Group,
  Inc., 11/1/25                                         VMIG 1      5.00%        600,000      600,000
Michigan State Strategic Fund PCR VRDN--Consumers
  Power Co., 9/1/00                                     A 1+        5.15%      3,000,000    3,000,000
Michigan State Strategic Fund Ltd. Obligation--
  Environmental Research, Series B, 6/1/11              VMIG 1      4.35%      1,280,000    1,280,000
Michigan State Strategic Fund Ltd. Obligation AMT:
    VRDN--Alpha Tech, Inc., 10/1/97                     P 1         5.50%      6,000,000    6,000,000
    VRDN--Michigan & Wayne Disposal Inc., 4/1/99        A 1         5.35%      1,500,000    1,500,000
    VRDB--West Riverbank, 11/1/06                       A 1         5.20%      1,100,000    1,100,000
    VRDB--Dennenlease L C, 4/1/10                       **N/R       5.15%      2,395,000    2,395,000
    VRDB--Ironwood Plastics, Inc., 11/1/11              **N/R       5.15%      1,275,000    1,275,000
    VRDB--Molmec Inc., 12/1/14                          **N/R       5.35%      1,500,000    1,500,000
    VRDB--CEC Products Co., 6/1/15                      **N/R       5.35%      3,300,000    3,300,000
    VRDB--Detroit Edison Co., 9/1/30                    P 1         6.00%      5,000,000    5,000,000
Michigan State Strategic Fund Ltd. Obligation
  VRDN--Freezer Services, 10/1/97                       **N/R       5.30%        760,000      760,000
Michigan State Trunk Line Highway & Transit
  Improvements:
    7/1/96                                              AA-         7.00%        500,000      508,041
    11/15/96                                            AA-         5.25%        500,000      506,136
Michigan State Underground Storage Tank VRDN, 12/1/04   VMIG 1      5.15%      2,900,000    2,900,000
Oakland Co. EDC--Corners Shopping Center, 8/1/15        A 1+        4.10%        530,000      530,000
Oakland Co. EDC Ltd. Obligation AMT--Orchard Maple
  Project, 11/15/16                                     **N/R       4.00%        615,000      615,000
Plymouth Township EDC VRDN--Key International
  Manufacturing, Inc., 7/1/04                           **N/R       4.00%      3,750,000    3,750,000
Van Buren Township EDC AMT VRDN--Daikin Clutch USA
  Inc., 3/1/97                                          Aa 3        5.50%      3,000,000    3,000,000
University of Michigan Hospital VRDB:
  12/1/19                                               VMIG 1      5.90%      2,800,000    2,800,000
  12/1/27                                               VMIG 1      5.90%        790,000      790,000
                                                                                         ------------
                                                                                          125,275,913
                                                                                         ------------
PUERTO RICO -- 0.76%
Commonwealth of Puerto Rico (FGIC Insured) GO
  Unlimited Tax, 7/1/96                                 Aaa         7.80%        500,000      521,705
Puerto Rico Public Buildings Authority--Public
  Education & Health Facilities, 7/1/12                 Aaa         8.00%        425,000      439,854
                                                                                              961,559
                                                                                         ------------
TOTAL INVESTMENTS                                                                        $126,237,472
                                                                                         ============

         Investment Abbreviations

AMBAC    -- AMBAC Indemnity Corp.
BIGI     -- Bond Investors Guaranty Insurance Co.
CP       -- Commercial Paper
EDC      -- Economic Development Corporation
EDR      -- Economic Development Revenue
FGIC     -- Financial Guaranty Insurance Company
FSA      -- Financial Securities Assurance Corp.
GO       -- General Obligation
HCFA     -- Health Care Facilities
HR       -- Housing Revenue
HDA      -- Housing Development Authority
HFA      -- Housing Finance Authority
IDA      -- Industrial Development & Export Authority
IDR      -- Industrial Development Revenue
MBIA     -- Municipal Bond Insurance Association
PCR      -- Pollution Control Revenue
PFA      -- Public Facilities Authority
TAN      -- Tax Anticipation Note
TRAN     -- Tax Revenue Anticipation Note
UPDATE   -- Unit Priced Daily Adjustable Tax-Exempt Securities
VRDB     -- Variable Rate Demand Bond
VRDN     -- Variable Rate Demand Note

  * Moody's when rated, otherwise Standard & Poor's.

 ** N/R investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1995.

                               THE WOODWARD FUNDS
                               MONEY MARKET FUNDS
                         NOTES TO FINANCIAL STATEMENTS

(1)    Organization and Commencement of Operations

      The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1995 Woodward consisted of seventeen separate series of which there were five money market funds (Money Market Funds), as described below.

      Woodward Money Market Fund
      Woodward Government Fund
      Woodward Treasury Money Market Fund
      Woodward Tax-Exempt Money Market Fund
      Woodward Michigan Tax-Exempt Money Market Fund

      The Money Market Funds commenced operations on January 4, 1988, except for the Michigan Tax-Exempt Money Market Fund and the Treasury Money Market Fund, which commenced operations on January 23, 1991 and January 1, 1993, respectively.

(2)   Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Money Market Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Money Market Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value. Market value is determined based upon quoted market prices or dealer quotes.

      Investment security purchases and sales are accounted for on the trade date.

      Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD Bank (NBD), acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

      The Tax-Exempt and Michigan Tax-Exempt Funds invest in a majority of instruments whose stated maturity is greater than one year, but whose rate of interest is readjusted no less frequently than annually, or which possess demand features and may therefore be deemed to have a maturity equal to the period remaining until the next interest adjustment date or the demand date, whichever is longer.

   Investment Income

      Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted as required by the Internal Revenue Code.

   Federal Income Taxes

      It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying Financial Statements.

   Shareholder Dividends

      On each business day except those holidays the New York Stock Exchange (Exchange), NBD or its bank affiliates observe, net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly.

   Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

   Expenses

      Expenses are charged daily as a percentage of the respective Fund's net assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the funds or a change in expectations as to the level of actual expenses.

(3) Transactions with Affiliates

      First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .025% of the aggregate average net assets invested in the Money Market Funds' first $400 million and .005% of such assets in excess of $400 million. Fees of FoM under the Distribution Agreement are allocated among the Funds based on the relative net asset values. Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios, attributable to investments by clients of Essex.

      NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

      A reorganization of Woodward and The Prairie Funds is being considered by the Board of Trustees of both funds. In connection with the proposed reorganization, the Board of Trustees of Woodward and the Board of Trustees of Prairie must approve certain reorganization agreements. The transaction is intended to be effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Funds' shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

      NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the year ended December 31, 1995, NBD waived $61,221 of the advisory fee for the Michigan Tax-Exempt Money Market Fund.

      NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

      On March 10, 1994, Woodward adopted The Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)   Investment Securities Transactions
      Information with respect to investment securities and security transactions is as follows:

                                                                                            Michigan
                                                           Treasury        Tax-Exempt      Tax-Exempt
                       Money Market      Government      Money Market     Money Market    Money Market
                           Fund             Fund             Fund             Fund            Fund
                       ------------      ----------      ------------     ------------    ------------
Purchases            $58,940,462,599   $5,440,529,005   $7,317,697,881   $2,744,829,205   $388,242,330
Sales & Maturities   $58,634,036,261   $5,389,053,887   $7,177,784,932   $2,723,533,379   $337,049,476

(5) Expenses

      Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the year ended December 31, 1995. The rates shown are stated as a percentage of each Fund's average net assets.

                                                                                                           Michigan
                                                                             Treasury      Tax-Exempt     Tax-Exempt
                                               Money Market   Government   Money Market   Money Market   Money Market
               Effective Date                      Fund          Fund          Fund           Fund           Fund
               --------------                  ------------   ----------   ------------   ------------   ------------
Expense Rates:
  January 1                                           0.50%         0.51%         0.53%          0.53%         0.69%
  May 11                                              0.52%         0.51%         0.53%          0.53%         0.69%
  November 9                                          0.52%         0.52%         0.53%          0.53%         0.69%
  December 1                                          0.52%         0.52%         0.55%          0.53%         0.69%
NBD Advisory Fee:
  Net Assets--
    Up to $1.0 billion                                0.45%         0.45%         0.45%          0.45%         0.50%
    $1.0 to $2.0 billion                             0.425%        0.425%        0.425%         0.425%         0.50%
    Over $2.0 billion                                 0.40%         0.40%         0.40%          0.40%         0.50%
Amounts Paid:
  Advisory Fee to NBD                           $7,225,557    $1,987,590    $3,248,535     $2,458,246      $496,026
  Distribution Fee to FoM and Essex             $  152,873    $   34,919    $   53,755     $   44,226      $ 10,466
  Other Fees & Out of Pocket Expenses to NBD    $  341,111    $   55,012    $  150,481     $   92,713      $ 30,134
Expenses Waived:
  Advisory Fee to NBD                                   --            --            --             --      $(61,221)

(6)   Portfolio Composition

      Although the Tax-Exempt Money Market Fund has a diversified investment portfolio, the Fund has investments in excess of 10% of its total investments in the states of Michigan and Texas. The Michigan Tax-Exempt Money Market Fund does not have a diversified portfolio since 99% of its investments are within the state of Michigan. Such concentrations within particular states may subject the funds more significantly to economic changes occurring within those states.

                               THE WOODWARD FUNDS
                               MONEY MARKET FUNDS
                              FINANCIAL HIGHLIGHTS

      The Financial Highlights present a per share analysis of net investment income and distributions from net investment income for the Money Market Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Money Market Funds and other information for the periods presented.

                                                                             Money Market Fund
                                               -----------------------------------------------------------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                               Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                               -------------   -------------   -------------   -------------   -------------
Net Investment Income                            $   0.0549      $   0.0378      $   0.0281      $   0.0347       $ 0.0579
Distributions From Net Investment Income         $  (0.0549)     $  (0.0378)     $  (0.0281)     $  (0.0347)      $(0.0579)
Net Asset Value at Beginning and End of Year     $     1.00      $     1.00      $     1.00      $     1.00       $   1.00
Total Return                                           5.63%           3.86%           2.85%           3.58%          5.95%
Ratios to Average Net Assets:
  Expenses                                             0.51%           0.47%           0.49%           0.52%          0.50%
  Net Investment Income                                5.49%           3.78%           2.81%           3.47%          5.79%
Net Assets, End of Year
  (in 000's)                                     $1,639,695      $1,323,040      $1,326,693      $1,095,354       $775,521
                                                                              Government Fund
                                               -----------------------------------------------------------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                               Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                               -------------   -------------   -------------   -------------   -------------
Net Investment Income                             $ 0.0544        $ 0.0372        $ 0.0277        $ 0.0357        $ 0.0564
Distributions From Net Investment Income          $(0.0544)       $(0.0372)       $(0.0277)       $(0.0357)       $(0.0564)
Net Asset Value at Beginning and End of Year      $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
Total Return                                          5.57%           3.77%           2.81%           3.63%           5.79%
Ratios to Average Net Assets:
  Expenses                                            0.51%           0.51%           0.51%           0.51%           0.50%
  Net Investment Income                               5.44%           3.72%           2.77%           3.57%           5.64%
Net Assets, End of Year
  (in 000's)                                      $474,377        $421,208        $346,665        $261,614        $288,369

                See accompanying notes to financial statements.


                                                                  Treasury
                                                             Money Market Fund
                                               ---------------------------------------------
                                                 Year Ended      Year Ended      Year Ended
                                               Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993
                                               -------------   -------------   -------------
Net Investment Income                             $ 0.0539        $ 0.0370        $ 0.0273
Distributions From Net Investment Income          $(0.0539)       $(0.0370)       $(0.0273)
Net Asset Value at Beginning and End of Year      $   1.00        $   1.00        $   1.00
Total Return                                          5.53%           3.77%           2.77%
Ratios to Average Net Assets:
  Expenses                                            0.53%           0.50%           0.50%
  Net Investment Income                               5.39%           3.70%           2.73%
Net Assets, End of Year
  (in 000's)                                      $927,696        $785,694        $854,873
                                                                        Tax-Exempt Money Market Fund
                                               -----------------------------------------------------------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                               Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                               -------------   -------------   -------------   -------------   -------------
Net Investment Income                             $ 0.0335        $ 0.0242        $ 0.0196        $ 0.0264        $ 0.0422
Distributions From Net Investment Income          $(0.0335)       $(0.0242)       $(0.0196)       $(0.0264)       $(0.0422)
Net Asset Value at Beginning and End of Year      $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
Total Return                                          3.41%           2.45%           1.98%           2.70%           4.30%
Ratios to Average Net Assets:
  Expenses                                            0.53%           0.51%           0.51%           0.53%           0.52%
  Net Investment Income                               3.35%           2.42%           1.96%           2.64%           4.22%
Net Assets, End of Year
  (in 000's)                                      $564,413        $550,736        $498,706        $379,431        $227,808
                                                                              Michigan Tax-Exempt
                                                                               Money Market Fund
                                                 -----------------------------------------------------------------------------
                                                   Year Ended      Year Ended      Year Ended      Year Ended     Period Ended
                                                 Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                                 -------------   -------------   -------------   -------------   -------------
Net Investment Income                               $ 0.0329        $ 0.0235        $ 0.0181        $ 0.0237        $ 0.0353
Distributions From Net Investment Income            $(0.0329)       $(0.0235)       $(0.0181)       $(0.0237)       $(0.0353)
Net Asset Value at Beginning and End of Period      $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
Total Return                                            3.32%           2.38%           1.83%           2.40%           3.83%(a)
Ratios to Average Net Assets:
  Expenses                                              0.69%           0.67%           0.65%           0.64%           0.65%(a)
  Net Investment Income                                 3.30%           2.35%           1.81%           2.37%           3.77%(a)
  Expenses without fee waiver                           0.76%           0.75%             --              --              --
  Net Investment Income without fee waiver              3.23%           2.28%             --              --              --
Net Assets, End of Period
  (in 000's)                                        $122,057        $ 78,640        $ 52,557        $ 52,960        $ 38,885

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   The Woodward Money Market Funds:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money Market Funds of THE WOODWARD FUNDS (comprising, as indicated in Note 1, the Money Market, Government, Treasury Money Market, Tax-Exempt Money Market and Michigan Tax-Exempt Money Market Funds) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or from inception (as indicated in Note 1) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1995, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Money Market Funds of The Woodward Funds as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended or from inception (as indicated in Note 1) through December 31, 1995, in conformity with generally accepted accounting principles.

                                                    ARTHUR ANDERSEN LLP

Detroit, Michigan,
   February 19, 1996.

[ BACK COVER ]


Investment Adviser:
  NBD Bank
  Detroit, Michigan 48226
Sponsors and Co-Distributors:
  First of Michigan Corporation
  Detroit, Michigan 48243
  Essex National Securities, Inc.
  Napa, California 94558
Custodian and Transfer Agent:
  NBD Bank
  Troy, Michigan 48007-7058
Legal Counsel:
  Drinker Biddle & Reath
  Philadelphia, Pennsylvania 19107-3496                 [ WOODWARD FUNDS LOGO ]

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The Woodward Funds                                                ------------
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